Interim Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary shares		Share Premium	Reserve from financial assets measured at FVOCI	Capital reserve due to actuarial losses	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 92		$ 238,992	$ 4	$ (541)	$ (203,564)	$ 34,983
Balance (in Shares) at Dec. 31, 2019	33,670,926
Net loss						(40,409)	(40,409)
Other comprehensive loss				(4)			(4)
Total comprehensive loss				(4)		(40,409)	(40,413)
Exercise of options	$ 2		167				169
Exercise of options (in Shares)	552,403
Issuance of ordinary shares in a secondary offering, net of issuance expenses	$ 44		63,816				63,860
Issuance of ordinary shares in a secondary offering, net of issuance expenses (in Shares)	15,333,334
Share-based compensation			1,969				1,969
Balance at Sep. 30, 2020	$ 138		304,944		(541)	(243,973)	60,568
Balance (in Shares) at Sep. 30, 2020	49,556,663
Balance at Dec. 31, 2019	$ 92		238,992	4	(541)	(203,564)	34,983
Balance (in Shares) at Dec. 31, 2019	33,670,926
Net loss						(72,704)	(72,704)
Other comprehensive loss				(4)	100		96
Total comprehensive loss				(4)	100	(72,704)	(72,608)
Exercise of options	$ 2		648				650
Exercise of options (in Shares)	652,143
Issuance of ordinary shares in a secondary offering, net of issuance expenses	$ 72		132,776				132,848
Issuance of ordinary shares in a secondary offering, net of issuance expenses (in Shares)	24,677,084
Share-based compensation			2,864				2,864
Balance at Dec. 31, 2020	$ 166		375,280		(441)	(276,268)	98,737
Balance (in Shares) at Dec. 31, 2020	59,000,153
Balance at Jun. 30, 2020	$ 137		304,175		(541)	(229,221)	74,550
Balance (in Shares) at Jun. 30, 2020	49,471,817
Net loss						(14,752)	(14,752)
Total comprehensive loss						(14,752)	(14,752)
Exercise of options	$ 1		21				22
Exercise of options (in Shares)	84,846
Share-based compensation			748				748
Balance at Sep. 30, 2020	$ 138		304,944		(541)	(243,973)	60,568
Balance (in Shares) at Sep. 30, 2020	49,556,663
Balance at Dec. 31, 2020	$ 166		375,280		(441)	(276,268)	98,737
Balance (in Shares) at Dec. 31, 2020	59,000,153
Net loss						(58,964)	(58,964)
Other comprehensive loss				(42)			(42)
Total comprehensive loss				(42)		(58,964)	(59,006)
Exercise of options	$ 1		565				566
Exercise of options (in Shares)	298,693
Equity component of convertible senior notes, net of tax and issuance costs			1,683				1,683
Share-based compensation			3,976				3,976
Balance at Sep. 30, 2021	$ 167		381,504	(42)	(441)	(335,232)	45,956
Balance (in Shares) at Sep. 30, 2021	59,298,846
Balance at Jun. 30, 2021	$ 167		379,981	(25)	(441)	(315,598)	64,084
Balance (in Shares) at Jun. 30, 2021	59,271,512
Net loss						(19,634)	(19,634)
Other comprehensive loss				(17)			(17)
Total comprehensive loss				(17)		(19,634)	(19,651)
Exercise of options		[1]	10				10
Share-based compensation			1,513				1,513
Balance at Sep. 30, 2021	$ 167		$ 381,504	$ (42)	$ (441)	$ (335,232)	$ 45,956
Balance (in Shares) at Sep. 30, 2021	59,298,846

[1]	represents an amount lower than $1.